Operating Expense - Summary of Employee Expenses and Number of Employees (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Wages and salaries | €	€ (15,613)	€ (14,524)	€ (12,188)
Social security contributions | €	(5,949)	(5,296)	(4,765)
Adjustments for provisions | €	(121)	(119)	(169)
Profit sharing granted to employees | €	0	0	0
Other short-term employee benefits | €	(610)	(578)	(245)
Employee benefits expense | €	€ (22,293)	€ (20,517)	€ (17,366)
Average number of employees | employee	170	154	133
Number of employees | employee	180	159	148
Research And Development [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	96	78	73
Services Related To Research And Development [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	21	18	18
Administration And Management [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	61	61	55
Marketing And Commercial [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	2	2	2